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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, DC 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY


Investment Company Act File Number: 811-21078

Registrant Name: PIMCO New York Income Fund II

Address of Principal Executive Offices: 1345 Avenue of the Americas New York, New York 10105

Name and Address of Agent for Service: Lawrence G. Altadonna - 1345 Avenue of the Americas New York, New York 10105

Registrant's telephone number, including area code: 212-739-3371

Date of Fiscal Year End: 5/31/05

Date of Reporting Period: 2/28/05

Form N-Q is to be used by the registered management investment company, other than a small business investment company registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b 1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS


                     PIMCO NEW YORK MUNICIPAL INCOME FUND II
                             SCHEDULE OF INVESTMENTS
                                FEBRUARY 28, 2005
                                   (unaudited)

     PRINCIPAL
       AMOUNT                                                                                        CREDIT RATINGS
       (000)                                                                                          (MOODY'S/S&P)       VALUE *
------------------------------------------------------------------------------------------------------------------------------------
                NEW YORK MUNICIPAL BONDS & NOTES-87.5%
                Buffalo Municipal Water Finance Auth., Water System Rev.,
      $1,250      5.00%-5.125%, 7/1/27-7/1/32, Ser. B, (FSA) ...................................        Aaa/AAA          $1,306,775
      10,000    Erie Cnty. Tobacco Asset Securization Corp. Rev,  6.50%, 7/15/32 ...............        Baa1/BBB         10,276,400
                Metropolitan Transportation Auth. Rev.,
       1,850      5.00%, 11/15/30, Ser. A (FSA) ................................................        Aaa/AAA           1,921,706
      10,000      5.25%, 11/15/31, Ser. E ......................................................          A2/A           10,536,000
       7,000    Metropolitan Transportation Auth. Service Contract,
                  5.35%, 7/1/31, Ser. B ........................................................         A2/AAA           7,425,740
       4,000    New York City, GO, 5.00%, 3/1/33, Ser.I ........................................          A1/A            4,114,080
                New York City Health & Hospital Corp. Rev.,
       3,100      5.375%-5.45%, 2/15/26, Ser. A ................................................         A3/BBB           3,217,460
                New York City Industrial Dev Agcy., Civic Fac. Rev.,
       1,500      5.00%, 7/1/27 ................................................................         Aa2/NR           1,574,010
       1,240      6.45%, 7/1/32 ................................................................         Ba3/NR           1,195,211
       1,000    New York City Industrial Dev. Agcy. Rev., 4.95%, 11/20/32 (GNMA) ...............         NR/AA+           1,028,680
                New York City Municipal Water Finance Auth., Water & Sewer System Rev.,
       3,055      4.75%, 6/15/25, Ser. D (MBIA) ................................................        Aaa/AAA           3,099,725
      20,000      5.125%-6.125%, 6/15/32-6/15/34, Ser. A ........................................        Aa2/AA          20,773,100
      10,000    New York City Transitional Finance Auth. Rev.,
                  5.00%, 11/1/27, Ser. B .......................................................        Aa1/AAA          10,419,100
       7,785    New York City Trust Cultural Rev.,  5.00%, 2/1/34 ..............................        Aaa/AAA           8,102,628
       3,600    Port Auth. New York & New Jersey, 5.00%, 4/15/32 ...............................        Aaa/AAA           3,761,496
       6,340    Sachem Central School District of Holbrook,
                  5.00%, 6/15/28-6/15/29 (MBIA) ................................................        Aaa/AAA           6,644,465
       7,500    State Dormitory Auth. Lease Rev., State Univ. Dormitory Facs.,
                  5.00%, 7/1/32 (Pre-refunded @100, 7/1/12) (a) ................................         A1/AA-           8,282,475
       2,600    State Dormitory Auth. Revs., Catholic Health of Long Island,
                  5.00%, 7/1/34 (AMBAC) ........................................................        Baa1/BBB          2,638,376
       2,000    State Dormitory Auth. Revs., FHA-Kaleida Health Hospital,
                  5.05%, 2/15/25 ...............................................................         NR/AAA           2,110,420
       3,225    State Dormitory Auth. Revs., FHA-New York, Presbytorian Hospital,
                  4.75%, 8/1/27, (AMBAC) .......................................................        Aaa/AAA           3,264,313
       5,000    State Dormitory Auth. Revs., FHA-Saint Barnabas,
                  5.00%, 2/1/31, Ser. A (AMBAC) ................................................        AAa/AAA           5,165,400
       5,300    State Dormitory Auth. Revs., Lenox Hill Hospital, 5.50%, 7/1/30 ................        BAa2/NR           5,395,453
       1,400    State Dormitory Auth. Revs., Long Island Univ.,
                  5.25%, 9/1/28 (Radian) .......................................................        BAa3/AA           1,470,616
       1,500    State Dormitory Auth. Revs., Memorial Sloan-Kettering Center,
                  5.00%, 7/1/34, Ser. 1 ........................................................         Aa2/AA           1,547,310
       8,850    State Dormitory Auth. Revs., North General Hospital,
                  5.00%, 2/15/25 ...............................................................         NR/AA-           9,101,074
       8,600    State Dormitory Auth. Revs., State Personal Income Tax,
                  5.00%, 3/15/32 ...............................................................         A1/AA            9,515,470
       1,250    State Dormitory Auth. Revs., Student Housing Corp.,
                  5.125%, 7/1/34 (FGIC) ........................................................        Aaa/AAA           1,319,625
       4,270    State Dormitory Auth. Revs., Teachers College,
                  5.00%, 7/1/32 (MBIA) .........................................................         Aaa/NR           4,420,603
       2,000    State Dormitory Auth. Revs., Yeshiva Univ.,
                  5.125%, 7/1/34 (AMBAC) .......................................................         Aaa/NR           2,111,400
       2,000    State Environmental Facs. Corp., State Clean Water & Drinking Rev.,
                  5.125%, 6/15/31 ..............................................................        AAa/AAA           2,099,560
       5,000    State Municipal Board Bank Agcy., Special School Purpose Rev.,
                  5.00%, 6/1/23, Ser. C (Pre-Refunded @100, 3/15/13 (a).........................         NR/A+            5,187,700
       6,100    State Urban Dev. Corp., Personal Income Tax,
                  5.00%, 3/15/33, Ser. C .......................................................         A1/AA            6,749,345
                TOB Settlement Asset Backed, Inc.,
      25,000      5.75%, 7/15/32, Ser.1 ........................................................        Baa3/BBB         25,342,250
      10,000      6.375%, 7/15/39 ..............................................................        Baa3/BBB         10,335,400
                Triborough  Bridge &  Tunnel Auth. Revs.,
       4,700      5.00%, 1/1/32, Ser. A (FGIC) .................................................        Aaa/AAA           4,856,087
       2,000    Warren & Washington Cnty. Industrial Dev. Agcy. Fac. Rev.,
                  5.00%, 12/1/35, Ser. A (FSA) .................................................        Aaa/AAA           2,065,660
         750    Westchester Cnty. Industrial Dev. Agcy. Continuing Care Retirement,
                  6.50%, 1/1/34 ................................................................         NR/NR              782,580
                                                                                                                      --------------
                Total New York Municipal Bonds & Notes (cost-$198,771,004)                                              209,157,693
                                                                                                                      --------------

                     PIMCO NEW YORK MUNICIPAL INCOME FUND II
                             SCHEDULE OF INVESTMENTS
                                FEBRUARY 28, 2005
                             (unaudited) (continued)

     PRINCIPAL
       AMOUNT                                                                                        CREDIT RATINGS
       (000)                                                                                          (MOODY'S/S&P)       VALUE *
------------------------------------------------------------------------------------------------------------------------------------
                OTHER MUNICIPAL BONDS & NOTES-5.7%
                CALIFORNIA - 1.5%
                Alamada Univ. School District, Alamada County,
    $ 6,500       zero coupon, 8/1/24-8/1/25 (FSA) .............................................        Aaa/AAA          $2,447,405
      3,130     Covina Valley Unified School District,
                  zero coupon, 6/1/25, Ser. B (FGIC) ...........................................        Aaa/AAA           1,149,461
                                                                                                                      -------------
                                                                                                                          3,596,866
                                                                                                                      -------------
                COLORADO - 0.0%
                Dawson Ridge Met. District No. 1,
        210       zero coupon, 10/1/22, Ser. A .................................................         Aaa/NR              90,292
                                                                                                                      -------------
                PUERTO RICO - 4.2%
      5,675     Children Trust Fund Tobacco Settlement Rev.,
                  5.625%, 5/15/43 ..............................................................        Baa3/BBB          5,565,245
      1,500     Commonwealth Highway & Transportation Auth. Rev.,
                  5.25%, 7/1/38, Ser. D ........................................................         Baa1/A           1,568,520
        750     Electric Power Authority, Power Rev.,
                  5.125%, 7/1/29, Ser. NN .......................................................        A3/A-              784,328
      1,900     Public Finance Corp.,
                  5.75%, 8/1/27, Ser. A ........................................................        BaA2/BBB+         2,115,935
                                                                                                                      -------------
                                                                                                                         10,034,028
                                                                                                                      -------------
                Total Other Municipal Bonds & Notes (cost-$13,262,853)                                                   13,721,186
                                                                                                                      -------------

                NEW YORK VARIABLE RATE NOTES (b) (c) (d)-3.8%
      6,994     Long Island Power Auth. Electric System. Rev.,
                  14.70%, 12/1/26, Ser. 339 (MBIA)  (cost-$7,005,500) ..........................         Aaa/NR           9,061,706
                                                                                                                      -------------

                OTHER VARIABLE RATE NOTES (b) (c) (d)-1.1%
                California State Economic Recovery,
                  17.815%, 1/1/10 (cost-$2,430,930) ............................................         Aa3/NR           2,665,260
                                                                                                                      -------------

                U.S. TREASURY BILLS (e) - 2.1%
      5,060       2.43%-2.54%, 3/3/05-5/5/05 (cost-$5,051,551) .................................        Aaa/AAA           5,051,068
                                                                                                                      -------------
                TOTAL INVESTMENTS BEFORE CALL OPTIONS WRITTEN (cost-$226,521,838)-100.2%                              239,656,913
                                                                                                                      -------------
                CALL OPTIONS WRITTEN (f)-(0.2)%
CONTRACTS       U.S. Treasury Bond Futures, Chicago Board of Trade:
----------
       (119)    strike price $110, expires 5/20/05                                                                         (126,438)
       (207)    strike price $112, expires 5/20/05                                                                         (417,234)
                                                                                                                      -------------
                Total Call Options Written (premiums received-$654,028)                                                    (543,672)
                                                                                                                      -------------
                TOTAL INVESTMENTS NET OF CALL OPTIONS WRITTEN (cost-$225,867,810)-100%                                 $239,113,241
                                                                                                                      -------------
-----------------------------------------------------------------------------------------------------------------------------------

Futures contracts outstanding at February 28, 2005:


                                            Notional                     Unrealized
                                             Amount      Expiration     Appreciation
     Type                                     (000)         Date       (Depreciation)
-------------------------------------------------------------------------------------
Short U.S. Treasury 30 Year Bond Futures       (554)       6/21/05       $ 425,938
Long: Euro Dollar futures                       518        9/19/05        (222,525)
                                                                         ---------
                                                                         $ 203,413
                                                                         =========

          NOTES TO SCHEDULE OF INVESTMENTS:

          * Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Portfolio securities and other financial instruments for which market quotations are not readily available or if a significant development/event occurs that may impact the value of the security may be fair-valued in good faith pursuant to guidelines established by the Board of Trustees. The Fund's investments are valued daily by an independent pricing service. Prices obtained from an independent pricing service use information provided by market makers or estimates of market value obtained from yield data relating to investments or securities with similar characteristics. Short-term investments maturing in 60 days or less are valued at amortized cost, if they original maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if the original term to maturity exceeded 60 days. Exchange traded options, futures, and options on futures are valued at the settlement price determined by the relevant exchange. The prices used by the Fund to value securities may differ from the value that would be realized if the securities were sold. The Fund's net asset value is determined daily at the close of regular trading (normally, 4:00 p.m. Eastern time) on the New York Stock Exchange.

          (a) Pre-Refunded bonds are collateralized by U.S. Government or other eligible securities which are held in escrow and used to pay principal and interest and retire the bonds at the earliest refunding date.

          (b) 144A Security- Security exempt from registration under Rule 144A of the Securities Act of 1933. These Securities may be resold in transactions exempt from registration, typically only to Qualified Institutional Investors.

          (c) Variable Rate Notes - instruments whose interest rate changes on a specified date (such as a coupon date or interest payment date) and/or whose interest rate varies with changes in a designated base rate (such as the prime interest rate)

          (d) Residual interest Municipal Bonds. The interest rate shown bears an inverse relationship to the interest rate on another security or the value of an index

          (e) All or partial principal amount segregated as initial margin on futures contracts.

          (f)  Non-income producing.

          GLOSSARY:

          AMBAC - insured by American Municipal Bond Assurance Corp. FGIC - insured by Financial Guaranty Insurance Co.
          FSA - insured by Financial Security Assurance, Inc.
          GO - General Obligation Bonds
          GNMA - Government National Mortgage Association
          MBIA - insured by Municipal Bond Investors Assurance
          NR - Not Rated
          Radian - insured by Radian Guaranty Inc.
          XLCA - insured by XL Capital Assurance

ITEM 2. CONTROLS AND PROCEDURES

(a) The registrant's President and Chief Executive Officer and Principal Financial Officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant's internal controls or in factors that could affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 3. EXHIBITS

     (a) Exhibit 99.CERT - Certification pursuant to Section 302 of the Sarbanes-Oxley Act of 2002


                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: PIMCO New York Municipal Income Fund II

By /s/ Brian S. Shlissel
President & Chief Executive Officer

Date: April 22, 2005

By /s/ Lawrence G. Altadonna
Treasurer, Principal Financial & Accounting Officer

Date: April 22, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dated indicated.

By /s/ Brian S. Shlissel
President & Chief Executive Officer

Date: April 22, 2005

By /s/ Lawrence G. Altadonna
Treasurer, Principal Financial & Accounting Officer

Date: April 22, 2005